Fair Value Measurements (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	$ 12,376	$ 7,863
Financial assets: Securities, Fair Value Disclosure	156,395	158,309
Financial assets: Loans receivable, net, Fair Value Disclosure	507,833	506,113
Financial assets: Mortgage servicing rights, Fair Value Disclosure	277	289
Financial assets: Regulatory stock, Fair Value Disclosure	1,714	2,877
Financial assets: Bank owned life insurance, Fair Value Disclosure	18,284	17,790
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,339	2,422
Financial liabilities: Deposits, Fair Value Disclosure	560,243	542,123
Financial liabilities: Short-term borrowings, Fair Value Disclosure	25,395	49,914
Financial liabilities: Other borrowings, Fair Value Disclosure	23,228	25,923
Financial liabilities: Accrued interest payable, Fair Value Disclosure	966	1,022
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,376	7,863	12,295	21,423
Financial assets: Securities	156,395	158,306
Financial assets: Loans receivable, net	495,260	497,389
Financial assets: Mortgage servicing rights	271	289
Financial assets: Investment in FHLB stock	1,714	2,877
Financial assets: Bank owned life insurance	18,284	17,790
Financial assets: Accrued interest receivable	2,339	2,422
Financial liabilities: Deposits	559,944	541,182
Financial liabilities: Short-term borrowings	25,695	49,914
Financial liabilities: Other borrowings	22,200	23,761
Financial liabilities: Accrued interest payable	966	1,022
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	12,376	7,863
Financial assets: Securities, Fair Value Disclosure	398	328
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	1,714	2,877
Financial assets: Bank owned life insurance, Fair Value Disclosure	18,284	17,790
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,339	2,422
Financial liabilities: Deposits, Fair Value Disclosure	338,112	329,753
Financial liabilities: Short-term borrowings, Fair Value Disclosure	25,695	49,914
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	966	1,022
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	155,997	157,981
Financial assets: Loans receivable, net, Fair Value Disclosure	0	0
Financial assets: Mortgage servicing rights, Fair Value Disclosure	277	289
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	0	0
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	0	0
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	0	0
Financial assets: Securities, Fair Value Disclosure	0	0
Financial assets: Loans receivable, net, Fair Value Disclosure	507,833	506,113
Financial assets: Mortgage servicing rights, Fair Value Disclosure	0	0
Financial assets: Regulatory stock, Fair Value Disclosure	0	0
Financial assets: Bank owned life insurance, Fair Value Disclosure	0	0
Financial assets: Accrued interest receivable, Fair Value Disclosure	0	0
Financial liabilities: Deposits, Fair Value Disclosure	222,131	212,370
Financial liabilities: Short-term borrowings, Fair Value Disclosure	0	0
Financial liabilities: Other borrowings, Fair Value Disclosure	23,228	25,923
Financial liabilities: Accrued interest payable, Fair Value Disclosure	0	0
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure	$ 0	$ 0